Other Intangible Assets - Summary of Book Values of Major Brands (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	£ 19,620	£ 8,732
Advil
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	3,408
Centrum
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	1,808
Voltaren
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	2,725	2,735
Emergen-C
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	447
Robitussin
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	1,138
Caltrate
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	1,648
Otrivin
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	1,385	1,385
Preparation H
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	1,171
Fenistil
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	598	651
Chapstick
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	523
Theraflu
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	438	449
Nexium
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	682
Panadol
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	397	388
Sensodyne
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	270	265
Lamisil
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	291	293
Breathe Right
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	251	262
Stiefel trade name
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands		236
Others
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	£ 2,440	£ 2,068